Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	MSS Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001368578
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Parvin Hedged Equity Solari World Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Parvin Hedged Equity Solari World Fund (the “Fund”) seeks capital preservation, current income, and growth.

The Fund may change its investment objectives without shareholder approval, although it has no current intention to do so. Shareholders will be provided with at least 60 days’ prior written notice of any change to the Fund’s investment objectives.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11.09% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.09%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those reflected in the above fee table. The Example assumes the impact of the fee waiver in 1 Year example. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Parvin Asset Management, LLC (the “Sub-Adviser”) seeks to achieve the Fund’s investment objective by investing pursuant to a strategy designed for more risk-averse investors to realize the growth and income potential of stocks but guard against the full impact of market losses.  The Sub-Adviser utilizes a global universe of stocks for this strategy. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The Fund’s investment in equity securities may be of any market capitalization. In addition, under normal market conditions, the Fund will invest in at least three countries (one of which may be the

United States) and will invest at least 40% of its total assets at the time of purchase in non-U.S. companies. Of investments held in the Fund, approximately 30%-60% are expected to be U.S. domestic companies, approximately 30%-60% companies located in international developed markets, and approximately 10%-30% companies domiciled in emerging markets. The Sub-Adviser expects international equity investments to include American Depositary Receipts (“ADR’s”) that trade in U.S. markets.  The Fund considers emerging market issuers to be those countries represented in the MSCI Emerging Markets Index. The Fund is a diversified investment company.

Potential investments for the Fund’s portfolio are first screened by Solari Investment Screens, LLC (the “Screen Manager” or “Solari”), primarily for governance concerns.  The Screen Manager considers corporate governance as the primary concern in seeking long-term returns since management is naturally led toward appropriate decision-making when moral, ethical and legal considerations are addressed through good governance. Well-governed enterprises should find that complaints about institutional corruption, environmental damage and equitable treatment are limited.

Following Solari’s investment screen, the Sub-Adviser selects stocks of profitable, attractively valued companies that are expected to generate a positive total economic return to both shareholders and society at large. The Sub-Adviser’s selection process targets seasoned, well-capitalized businesses generating cash from profitable operations in markets around the world. If profitability is expected to become permanently impaired because of diminishing growth prospects or higher capital requirements, a position may be sold. The Sub-Adviser will hedge the Fund’s equity exposure by using put options on equity indexes and exchange traded funds (“ETFs”) that invest in stocks held by equity indexes. The Sub-Adviser seeks to provide returns that reflect a combination of the lower volatility of bonds and the higher appreciation of stocks.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is risk that you could lose money through your investment in the Fund. Investing in the Fund can result in a loss of some or all amounts invested.

Equity Risk: Equity security values held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of the securities participate or other factors relating to the companies.

Foreign Securities Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

ADR Risk: In addition to the risks of investing in foreign securities discussed below, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADRs, or selling them quickly and efficiently at the prices at which they have been valued.

Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Hedging Risk: Hedging is a strategy in which the Fund uses an option to offset the risks associated with other Fund holdings. There can be no assurance that the Fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective potentially resulting in losses for the Fund.

Options Risks: The Fund may lose money using options, regardless of the purpose for using such instruments. Using options may increase the volatility of the Fund’s net asset value and may involve a small investment relative to the risk assumed. The Adviser’s option strategy may not perform as expected, resulting in potential losses for the Fund.

Investment Risk: You could lose money by investing in the Fund. An investment in the Fund is not a deposit to a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Large-Capitalization Risk: Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Management Risk: The Fund is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will achieve its investment objective. The Sub-Adviser’s dependence on the Solari investment screen strategy and its own judgments about the profitability, attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be misplaced and may not produce the desired results. The Fund could lose value or its investment results could lag relevant benchmarks or other funds with similar objectives.

Market and Geopolitical Risk: The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. There is a risk that you may lose money by investing in the Fund.

Sector Risk: The Fund may focus its investments in securities of a particular sector from time to time. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	there is risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index. Past performance does not necessarily indicate how a Fund will perform in the future. Updated performance information will be available at no cost by calling 1-866-458-4744 and may also be available at www.parvinfunds.com.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-458-4744
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.parvinfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how a Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart – Calendar Years Ended December 31
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Best Quarter: December 31, 2021 5.14% Worst Quarter: March 31, 2022 -8.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.46%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table – Average Annual Total Returns (For periods ended December 31, 2022)
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	*Inception December 31, 2020
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The MSCI All Country World Index (ACWI Index) is a free-float weighted equity index which serves as the Fund’s benchmark. It was developed with a base value of 100 as of December 31, 1987. The benchmark includes both emerging and developed world markets. The Fund follows an investment screen and includes market index put options, neither of which is part of the ACWI Index.  Investors cannot invest directly in an index.

1 Year	rr_AverageAnnualReturnYear01	(14.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.89%)
Parvin Hedged Equity Solari World Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.68%)
Parvin Hedged Equity Solari World Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.74%)
Parvin Hedged Equity Solari World Fund | MSCI All Country World Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(17.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.17%)
Parvin Hedged Equity Solari World Fund | Parvin Hedged Equity Solari World Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.92%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.65%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 230
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,044
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,876
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,035
Annual Return 2021	rr_AnnualReturn2021	3.46%
Annual Return 2022	rr_AnnualReturn2022	(14.40%)

[1]	The Fund's Adviser (defined below) has contractually agreed to reduce its fees and to reimburse expenses, at least through December 31, 2024, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 2.25% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's Adviser.